PLANT EQUIPMENT AND MINING PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2025
PLANT EQUIPMENT AND MINING PROPERTIES
Schedule of plant, equipment and mining properties
	Mining properties	Office equipment, furniture, and fixtures	Computer equipment	Mine machinery and transportation equipment	Mill machinery and processing equipment	Buildings and construction in process	Total
	$	$	$	$	$	$	$
COST
Balance at January 1, 2024	18,375	844	1,929	17,573	26,232	15,370	80,323
Additions / Transfers	870	395	18	417	2,994	445	5,139
Writedowns	-	(36)	(183)	(1,679)	(983)	(822)	(3,703)
Effect of movements in exchange rates	(15)	(12)	(1)	20	(21)	(11)	(40)
Balance at December 31, 2024	19,230	1,191	1,763	16,331	28,222	14,982	81,719
Additions / Transfers	4,436	55	200	8,973	4,425	842	18,931
Transfer from exploration and evaluation assets (Note 8)	35,005	-	-	-	-	-	35,005
Royalty buyback	21,787	-	-	-	-	-	21,787
Writedowns	-	(12)	(7)	(1,716)	(343)	-	(2,078)
Effect of movements in exchange rates	12	-	-	3	-	27	42
Balance at December 31, 2025	80,470	1,234	1,956	23,591	32,304	15,851	155,406
ACCUMULATED DEPLETION AND DEPRECIATION / IMPAIRMENT
Balance at January 1, 2024	9,473	548	781	5,235	7,894	3,323	27,254
Additions	426	130	401	1,534	549	339	3,379
Writedowns	-	(35)	(182)	(1,472)	(594)	(432)	(2,715)
Balance at December 31, 2024	9,899	643	1,000	5,297	7,849	3,230	27,918
Additions	503	148	410	1,523	774	329	3,687
Writedowns	-	(11)	(5)	(1,455)	(93)	-	(1,564)
Balance at December 31, 2025	10,402	780	1,405	5,365	8,530	3,559	30,041
NET BOOK VALUE
At December 31, 2025	70,068	454	551	18,226	23,774	12,292	125,365
At December 31, 2024	9,331	548	763	11,034	20,373	11,752	53,801